COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rent expenses	$ 75,703	$ 71,230	$ 159,120	$ 121,992